Regulatory Matters (Details) $ in Thousands		12 Months Ended
	Dec. 29, 2014 USD ($)	Dec. 31, 2015 MW	Dec. 31, 2014 USD ($) MW	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2010 USD ($)
Regulatory Matters [Line Items]
Increase in basic rates and charges	$ 67,800
Increase in basic rates and charges, percentage	5.60%
Equipment recovery approved amount			$ 827,000
Revenue requirement to be included in rate			56,800
CCT expenditures			176,300	$ 126,600	$ 15,000
Investment grant awarded							$ 20,000
Cost of Smart Energy Project			48,900
Total grant reimbursement received			20,000
Regulatory assets			$ 419,193	369,447		$ 425,598
Length of time to approve rate increase			300 days
Temporary rate increase as a portion of proposed rate			50.00%
Potential extension of length of time to approve rate increase			60 days
Deferred Transmission Expansion Costs [Member]
Regulatory Matters [Line Items]
Regulatory assets			$ 7,600
Indiana [Member]
Regulatory Matters [Line Items]
Amount of electricity required to be purchased under purchase power agreement | MW			100
Minnesota [Member]
Regulatory Matters [Line Items]
Amount of electricity required to be purchased under purchase power agreement | MW			200
Length power purchase agreement			20 years
Solar Generated Electricity [Member]
Regulatory Matters [Line Items]
Amount of electricity required to be purchased under purchase power agreement | MW			82
Solar Generated Electricity [Member] | Scenario, Forecast [Member]
Regulatory Matters [Line Items]
Amount of electricity required to be purchased under purchase power agreement | MW		97
Indianapolis Power And Light Company [Member]
Regulatory Matters [Line Items]
Increase in basic rates and charges	$ 67,800
Increase in basic rates and charges, percentage	5.60%
Equipment recovery approved amount			$ 827,000
Revenue requirement to be included in rate			56,800
CCT expenditures			176,300	126,600	$ 15,000
Investment grant awarded							$ 20,000
Cost of Smart Energy Project			48,900
Total grant reimbursement received			20,000
Regulatory assets			$ 419,193	$ 369,447		$ 425,598
Length of time to approve rate increase			300 days
Temporary rate increase as a portion of proposed rate			50.00%
Potential extension of length of time to approve rate increase			60 days
Indianapolis Power And Light Company [Member] | Deferred Transmission Expansion Costs [Member]
Regulatory Matters [Line Items]
Regulatory assets			$ 7,600
Indianapolis Power And Light Company [Member] | Indiana [Member]
Regulatory Matters [Line Items]
Amount of electricity required to be purchased under purchase power agreement | MW			100
Indianapolis Power And Light Company [Member] | Minnesota [Member]
Regulatory Matters [Line Items]
Amount of electricity required to be purchased under purchase power agreement | MW			200
Length power purchase agreement			20 years
Indianapolis Power And Light Company [Member] | Solar Generated Electricity [Member]
Regulatory Matters [Line Items]
Amount of electricity required to be purchased under purchase power agreement | MW			97
Indianapolis Power And Light Company [Member] | Solar Generated Electricity [Member] | Scenario, Forecast [Member]
Regulatory Matters [Line Items]
Amount of electricity required to be purchased under purchase power agreement | MW		82